Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments
- (Continued)

January 31, 2026
(Unaudited)
Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments
January 31, 2026
(Unaudited)
Principal
Amount Value
CORPORATE BONDS — 26.7%
Banks — 5 .9%
$ 5,000,000 Banco Santander SA,
4 .55% , 11/06/30 ........... $ 5,004,192
5,032,000 Bank of America Corp.,
(SOFR RATE + 0.960%),
1 .73% , 07/22/27 (a) ......... 4,979,274
5,000,000 Bank of America Corp.,
(SOFR RATE + 1.000%),
5 .16% , 01/24/31 (a) ......... 5,155,693
4,600,000 Barclays Plc,
(SOFR RATE + 1.880%),
6 .50% , 09/13/27 (a) ......... 4,666,142
2,000,000 BNP Paribas SA,
(SOFR RATE + 1.450%),
4 .79% , 05/09/29 (a) (b) ....... 2,023,469
5,000,000 Citigroup, Inc.,
(SOFR RATE + 1.364%),
5 .17% , 02/13/30 (a) ......... 5,137,506
5,980,000 Fifth Third Bancorp,
(SOFR RATE + 2.340%),
6 .34% , 07/27/29 (a) ......... 6,286,975
5,000,000 Goldman Sachs Group, Inc. (The),
(SOFR RATE + 1.135%),
4 .69% , 10/23/30 (a) ......... 5,067,854
5,000,000 Huntington Bancshares, Inc.,
(SOFR RATE + 1.276%),
5 .27% , 01/15/31 (a) ......... 5,145,070
5,000,000 ING Groep NV,
(SOFR Index + 1.230%),
5 .07% , 03/25/31 (a) ......... 5,120,428
5,940,000 JP Morgan Chase & Co.,
(SOFR RATE + 1.260%),
2 .96% , 01/25/33 (a) ......... 5,447,506
4,600,000 JP Morgan Chase & Co.,
(SOFR RATE + 2.080%),
4 .91% , 07/25/33 (a) ......... 4,673,823
4,600,000 Mitsubishi UFJ Financial Group, Inc.,
(1 yr. US Treasury Yield Curve
Rate T Note Constant Maturity +
0.750%),
1 .54% , 07/20/27 (a) ......... 4,546,577
6,000,000 Morgan Stanley,
(SOFR RATE + 1.730%),
5 .47% , 01/18/35 (a) ......... 6,206,731
5,100,000 Morgan Stanley Private Bank NA,
(SOFR RATE + 1.080%),
4 .73% , 07/18/31 (a) ......... 5,167,037
5,520,000 Toronto-Dominion Bank (The)
GMTN,
5 .53% , 07/17/26 ........... 5,561,905
Principal
Amount Value
Banks (continued)
$ 3,000,000 UBS AG,
(SOFR RATE + 0.720%),
4 .86% , 01/10/28 (a) ......... $ 3,026,182
5,000,000 UBS Group AG,
(SOFR RATE + 3.730%),
4 .19% , 04/01/31 (a) (b) ....... 4,951,870
7,470,000 US Bancorp,
(SOFR RATE + 0.867%),
4 .48% , 01/26/32 (a) ......... 7,486,292
95,654,526
Consumer Discretionary — 1 .1%
5,736,000 General Motors Financial Co., Inc.,
2 .70% , 06/10/31 ........... 5,216,607
5,000,000 Hyundai Capital America,
4 .90% , 06/23/28 (b) ......... 5,082,866
3,229,000 Southwest Airlines Co.,
5 .13% , 06/15/27 ........... 3,267,954
3,997,000 Toyota Motor Credit Corp. GMTN,
5 .25% , 09/11/28 ........... 4,132,725
17,700,152
Consumer Staples — 0 .7%
5,000,000 Diageo Capital Plc,
5 .63% , 10/05/33 ........... 5,295,327
5,000,000 Mars, Inc.,
4 .80% , 03/01/30 (b) ......... 5,108,404
10,403,731
Energy — 1 .9%
3,174,000 BP Capital Markets America, Inc.,
4 .81% , 02/13/33 ........... 3,208,838
5,000,000 Cheniere Corpus Christi Holdings
LLC,
3 .70% , 11/15/29 ........... 4,892,039
5,122,000 Energy Transfer LP,
4 .95% , 06/15/28 ........... 5,213,182
5,100,000 MPLX LP,
4 .80% , 02/15/31 ........... 5,155,293
4,823,000 Pioneer Natural Resources Co.,
2 .15% , 01/15/31 ........... 4,380,286
3,500,000 Shell Finance US, Inc.,
4 .13% , 11/06/30 ........... 3,494,478
4,600,000 Williams Cos., Inc. (The),
3 .75% , 06/15/27 ........... 4,587,892
30,932,008
Financial Services — 4 .0%
2,950,000 AerCap Ireland Capital DAC/AerCap
Global Aviation Trust,
4 .63% , 09/10/29 ........... 2,980,445

Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments
- (Continued)

January 31, 2026
(Unaudited)
Principal
Amount Value
Financial Services (continued)
$ 3,000,000 AerCap Ireland Capital DAC/AerCap
Global Aviation Trust,
4 .38% , 11/15/30 ........... $ 2,985,822
4,600,000 Air Lease Corp.,
5 .85% , 12/15/27 ........... 4,738,826
5,000,000 American International Group, Inc.,
4 .85% , 05/07/30 ........... 5,121,157
4,600,000 Athene Global Funding,
1 .73% , 10/02/26 (b) ......... 4,531,741
5,000,000 Blackstone Reg Finance Co. LLC,
4 .30% , 11/03/30 ........... 4,980,140
3,000,000 Capital One Financial Corp.,
(SOFR RATE + 1.560%),
5 .46% , 07/26/30 (a) ......... 3,102,268
4,440,000 Capital One Financial Corp.,
(SOFR RATE + 2.600%),
5 .25% , 07/26/30 (a) ......... 4,566,850
2,291,000 Charles Schwab Corp. (The),
2 .45% , 03/03/27 ........... 2,259,188
2,976,000 Charles Schwab Corp. (The),
2 .00% , 03/20/28 ........... 2,867,843
5,100,000 Lincoln National Corp.,
5 .35% , 11/15/35 ........... 5,117,279
5,000,000 Marsh & McLennan Cos., Inc.,
4 .65% , 03/15/30 ........... 5,090,002
5,000,000 Metropolitan Life Global Funding I,
5 .40% , 09/12/28 (b) ......... 5,173,305
6,941,000 PayPal Holdings, Inc.,
2 .85% , 10/01/29 ........... 6,654,996
5,000,000 Wynnton Funding Trust,
5 .25% , 08/15/35 (b) ......... 5,019,260
65,189,122
Health Care — 2 .5%
5,410,000 AbbVie, Inc.,
3 .20% , 11/21/29 ........... 5,248,566
5,000,000 CVS Health Corp.,
5 .00% , 09/15/32 ........... 5,082,694
1,750,000 Eli Lilly & Co.,
4 .75% , 02/12/30 ........... 1,796,594
4,600,000 Haleon US Capital LLC,
3 .38% , 03/24/27 ........... 4,570,757
5,490,000 Laboratory Corp. of America
Holdings,
4 .55% , 04/01/32 ........... 5,474,729
4,955,000 McKesson Corp.,
4 .65% , 05/30/30 ........... 5,034,542
5,000,000 Merck & Co., Inc.,
4 .15% , 09/15/30 ........... 5,022,250
Principal
Amount Value
Health Care (continued)
$ 5,000,000 Stryker Corp.,
5 .20% , 02/10/35 ........... $ 5,122,825
3,272,000 Zimmer Biomet Holdings, Inc.,
5 .35% , 12/01/28 ........... 3,385,157
40,738,114
Industrials — 2 .4%
5,255,000 Amphenol Corp.,
4 .40% , 02/15/33 ........... 5,194,695
5,520,000 BAE Systems Plc,
5 .13% , 03/26/29 (b) ......... 5,683,316
5,000,000 General Dynamics Corp.,
4 .95% , 08/15/35 ........... 5,082,133
1,365,000 John Deere Capital Corp. MTN,
4 .95% , 07/14/28 ........... 1,402,293
6,216,000 L3Harris Technologies, Inc.,
5 .25% , 06/01/31 ........... 6,469,627
4,927,000 Northrop Grumman Corp.,
4 .90% , 06/01/34 ........... 4,992,733
3,000,000 Ryder System, Inc.,
5 .00% , 03/15/30 ........... 3,071,741
3,000,000 Uber Technologies, Inc.,
4 .15% , 01/15/31 ........... 2,973,526
4,600,000 Waste Connections, Inc.,
5 .00% , 03/01/34 ........... 4,680,597
39,550,661
Information Technology — 2 .4%
5,000,000 Broadcom, Inc.,
5 .05% , 07/12/29 ........... 5,151,263
4,585,000 Fiserv, Inc.,
3 .50% , 07/01/29 ........... 4,455,686
2,176,000 Fiserv, Inc.,
5 .35% , 03/15/31 ........... 2,236,061
5,421,000 KLA Corp.,
4 .70% , 02/01/34 ........... 5,437,212
5,000,000 Leidos, Inc.,
5 .40% , 03/15/32 ........... 5,198,045
5,500,000 Paychex, Inc.,
5 .35% , 04/15/32 ........... 5,685,802
5,000,000 Roper Technologies, Inc.,
4 .45% , 09/15/30 ........... 5,011,561
6,116,000 Texas Instruments, Inc.,
1 .75% , 05/04/30 ........... 5,572,647
38,748,277
Materials — 1 .1%
5,520,000 BHP Billiton Finance USA Ltd.,
5 .10% , 09/08/28 ........... 5,675,764
4,965,000 CRH SMW Finance DAC,
5 .13% , 01/09/30 ........... 5,115,028

Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments
- (Continued)

January 31, 2026
(Unaudited)
Principal
Amount Value
Materials (continued)
$ 4,499,000 Glencore Funding LLC,
5 .34% , 04/04/27 (b) ......... $ 4,569,378
2,000,000 Vulcan Materials Co.,
4 .95% , 12/01/29 ........... 2,053,664
17,413,834
Real Estate — 1 .3%
5,000,000 American Tower Corp. REIT,
5 .00% , 01/31/30 ........... 5,121,457
5,000,000 Brixmor Operating Partnership LP
REIT,
3 .90% , 03/15/27 ........... 4,992,420
5,000,000 Equinix Europe 2 Financing Corp.
LLC REIT,
4 .60% , 11/15/30 ........... 5,020,168
6,070,000 Public Storage Operating Co. REIT,
1 .85% , 05/01/28 ........... 5,801,948
20,935,993
Telecommunication Services — 0 .6%
5,000,000 AT&T, Inc.,
5 .38% , 08/15/35 ........... 5,100,965
5,000,000 T-Mobile USA, Inc.,
4 .95% , 11/15/35 ........... 4,956,525
10,057,490
Utilities — 2 .8%
5,000,000 DTE Electric Co.,
5 .25% , 05/15/35 ........... 5,124,153
4,600,000 DTE Energy Co.,
4 .95% , 07/01/27 ........... 4,657,675
5,000,000 Duke Energy Carolinas LLC,
5 .25% , 03/15/35 ........... 5,151,025
5,235,000 Georgia Power Co.,
4 .55% , 03/15/30 ........... 5,313,068
4,600,000 National Rural Utilities Cooperative
Finance Corp. MTN,
5 .05% , 09/15/28 ........... 4,716,367
4,750,000 NextEra Energy Capital Holdings,
Inc.,
5 .05% , 03/15/30 ........... 4,897,566
4,723,000 Public Service Enterprise Group, Inc.,
5 .88% , 10/15/28 ........... 4,930,759
2,581,802 SCE Recovery Funding LLC, Series
A-1,
0 .86% , 11/15/31 ........... 2,352,841
4,820,000 Southern California Gas Co.,
5 .45% , 06/15/35 ........... 5,002,537
Principal
Amount Value
Utilities (continued)
$ 3,520,000 Xcel Energy, Inc.,
4 .75% , 03/21/28 ........... $ 3,569,392
45,715,383
Total Corporate Bonds
(Cost $427,492,540)
433,039,291
ASSET-BACKED SECURITIES — 4.9%
CAYMAN ISLANDS — 1 .5%
Collateralized Loan Obligations — 1 .5%
3,500,000 AGL CLO 10 Ltd., Series 2021-10A,
Class B,
(3 mo. Term SOFR + 1.762%),
5 .43% , 04/15/34 (a) (b) ....... 3,509,450
4,500,000 Benefit Street Partners CLO XVIII
Ltd., Series 2019-18A, Class BR2,
(3 mo. Term SOFR + 1.550%),
5 .22% , 10/15/38 (a) (b) ....... 4,515,593
2,000,000 Flatiron CLO 19 Ltd., Series 2019-1A,
Class BR2,
(3 mo. Term SOFR + 1.500%),
5 .35% , 11/16/34 (a) (b) ....... 1,994,561
4,500,000 Palmer Square CLO Ltd., Series 2022-
1A, Class BR,
(3 mo. Term SOFR + 1.600%),
5 .27% , 10/20/38 (a) (b) ....... 4,530,421
4,250,000 Regatta XXI Funding Ltd., Series
2021-3A, Class BR,
(3 mo. Term SOFR + 1.750%),
5 .42% , 10/15/37 (a) (b) ....... 4,280,778
5,000,000 RR 42 Ltd., Series 2025-42A,
Class A2R,
(3 mo. Term SOFR + 1.600%),
5 .27% , 10/15/40 (a) (b) ....... 5,033,600
23,864,403
JERSEY CHANNEL ISLANDS — 0 .4%
Collateralized Loan Obligations — 0 .4%
2,750,000 Golub Capital Partners CLO Ltd.,
Series 2024-74A, Class A,
(3 mo. Term SOFR + 1.500%),
5 .17% , 07/25/37 (a) (b) ....... 2,760,175
4,000,000 OCP Aegis CLO Ltd., Series 2023-
29A, Class BR,
(3 mo. Term SOFR + 1.550%),
5 .22% , 01/20/36 (a) (b) ....... 4,007,444
6,767,619

Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments
- (Continued)

January 31, 2026
(Unaudited)
Principal
Amount Value
UNITED STATES — 3 .0%
Other Asset-Backed Securities — 3 .0%
$ 1,260,294 Amur Equipment Finance Receivables
XIV LLC, Series 2024-2A,
Class A2,
5 .19% , 07/21/31 (b) ......... $ 1,276,799
1,500,000 Avis Budget Rental Car Funding
AESOP LLC, Series 2022-5A,
Class A,
6 .12% , 04/20/27 (b) ......... 1,504,080
2,278,796 Bank of America Auto Trust, Series
2023-2A, Class A3,
5 .74% , 06/15/28 (b) ......... 2,299,712
2,250,000 BMW Vehicle Owner Trust, Series
2025-A, Class A4,
4 .66% , 12/27/32 ........... 2,290,609
773,786 BofA Auto Trust, Series 2024-1A,
Class A3,
5 .35% , 11/15/28 (b) ......... 780,426
801,367 CarMax Auto Owner Trust, Series
2022-4, Class A3,
5 .34% , 08/16/27 ........... 803,275
1,536,814 CarMax Auto Owner Trust, Series
2023-4, Class A3,
6 .00% , 07/17/28 ........... 1,555,072
2,000,000 CarMax Auto Owner Trust, Series
2024-4, Class A3,
4 .60% , 10/15/29 ........... 2,020,474
872,237 CNH Equipment Trust, Series 2021-
C, Class A4,
1 .16% , 10/16/28 ........... 871,235
1,500,000 CNH Equipment Trust, Series 2024-
B, Class A3,
5 .19% , 09/17/29 ........... 1,520,776
1,010,430 Daimler Trucks Retail Trust, Series
2023-1, Class A3,
5 .90% , 03/15/27 ........... 1,014,643
731,172 Enterprise Fleet Financing LLC, Series
2024-1, Class A2,
5 .23% , 03/20/30 (b) ......... 736,389
266,300 Enterprise Fleet Financing LLC, Series
2024-2, Class A2,
5 .74% , 12/20/26 (b) ......... 267,096
930,200 Honda Auto Receivables Owner Trust,
Series 2023-2, Class A3,
4 .93% , 11/15/27 ........... 934,219
3,000,000 Honda Auto Receivables Owner Trust,
Series 2025-1, Class A3,
4 .57% , 09/21/29 ........... 3,032,507
898,613 HPEFS Equipment Trust, Series 2024-
2A, Class A3,
5 .36% , 10/20/31 (b) ......... 903,502
Principal
Amount Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$ 2,600,000 John Deere Owner Trust, Series 2024-
B, Class A3,
5 .20% , 03/15/29 ........... $ 2,636,885
2,107,356 Kubota Credit Owner Trust, Series
2023-2A, Class A3,
5 .28% , 01/18/28 (b) ......... 2,122,175
286,173 Kubota Credit Owner Trust, Series
2024-2A, Class A2,
5 .45% , 04/15/27 (b) ......... 286,917
3,750,000 M&T Equipment Notes, Series 2024-
1A, Class A3,
4 .76% , 08/18/31 (b) ......... 3,791,893
832,760 Navient Private Education Refi Loan
Trust, Series 2021-BA, Class A,
0 .94% , 07/15/69 (b) ......... 763,738
1,381,146 Navient Private Education Refi Loan
Trust, Series 2021-CA, Class A,
1 .06% , 10/15/69 (b) ......... 1,271,647
3,700,000 PFS Financing Corp., Series 2024-B,
Class A,
4 .95% , 02/15/29 (b) ......... 3,738,981
1,250,000 Santander Drive Auto Receivables
Trust, Series 2025-1, Class A3,
4 .74% , 01/16/29 ........... 1,252,959
703,148 SFS Auto Receivables Securitization
Trust, Series 2024-2A, Class A3,
5 .33% , 11/20/29 (b) ......... 711,362
350,240 Sofi Professional Loan Program Trust,
Series 2021-A, Class AFX,
1 .03% , 08/17/43 (b) ......... 309,691
1,500,000 T-Mobile US Trust, Series 2025-1A,
Class A,
4 .74% , 11/20/29 (b) ......... 1,520,359
3,000,000 Verizon Master Trust, Series 2025-1,
Class A,
4 .71% , 01/21/31 ........... 3,049,260
1,836,834 Wheels Fleet Lease Funding 1 LLC,
Series 2024-2A, Class A1,
4 .87% , 06/21/39 (b) ......... 1,856,413
3,399,417 Wheels Fleet Lease Funding 1 LLC,
Series 2025-1A, Class A1,
4 .57% , 01/18/40 (b) ......... 3,431,009
48,554,103
Total Asset-Backed Securities
(Cost $78,810,771)
79,186,125

Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments
- (Continued)

January 31, 2026
(Unaudited)
The following abbreviations are used in the report:
Principal
Amount Value
U.S. GOVERNMENT SECURITIES — 66.1%
U.S. Treasury Inflation Indexed Notes — 2 .5%
$ 39,776,150 1 .25% , 04/15/28 (c) ............. $ 39,971,259
U.S. Treasury Notes — 63 .6%
16,600,000 3 .50% , 10/31/27 ............... 16,588,328
70,715,000 3 .63% , 08/15/28 ............... 70,803,394
80,365,000 3 .50% , 12/15/28 ............... 80,145,251
112,359,000 3 .63% , 08/31/29 ............... 112,148,327
165,110,000 4 .00% , 03/31/30 ............... 166,754,651
177,444,000 4 .13% , 08/31/30 ............... 179,980,896
89,531,000 4 .38% , 01/31/32 ............... 91,636,377
107,230,000 3 .75% , 10/31/32 ............... 105,562,908
110,955,000 3 .88% , 08/15/34 ............... 108,653,550
29,666,000 4 .25% , 05/15/35 ............... 29,730,894
69,671,000 4 .25% , 08/15/35 ............... 69,736,317
1,031,740,893
Total U.S. Government Securities
(Cost $1,062,952,906)
1,071,712,152
Shares
INVESTMENT COMPANY — 0.9%
14,452,794 Federated Hermes U.S. Treasury
Cash Reserves, Premier Class ,
3 .56% (d) ................. 14,452,794
Total Investment Company
(Cost $14,452,794)
14,452,794
TOTAL INVESTMENTS — 98.6%
(Cost $1,583,709,011)
$ 1,598,390,362
OTHER ASSETS IN EXCESS OF
LIABILITIES — 1.4%
22,281,183
NET ASSETS — 100.0%
$ 1,620,671,545
(a) Floating or variable rate security. For securities where the coupon is described as “SOFR + spread” and a single fixed rate is shown, the rate presented reflects the initial fixed rate in effect as of January
31, 2026. On the contractual reset date, these securities convert from the initial fixed rate to a floating rate based on the applicable
SOFR reference rate plus the stated spread. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. The Reference Rate is defined below. Interest Rate shown reflects the rate in effect as of
January 31, 2026. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(b) Security exempt from registration under Rule 144A of the Securities
Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers.
The security has been determined to be liquid in accordance with procedures adopted by the Fund’s Board of Directors.
(c) Inflation protected security.
(d) The rate shown represents the current yield as of January 31, 2026.
CLO — Collateralized Loan Obligation
GMTN — Global Medium Term Note
MTN — Medium Term Note
REIT — Real Estate Investment Trust
SOFR — Secured Overnight Financing Rate